SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Reflected in the Condensed Consolidated Balance Sheet (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds		$ 115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)
Common stock issuance costs		(6,923,767)
Plus:
Common stock subject to possible redemption, December 31, 2021	$ 116,725,000
Common stock subject to possible redemption, September 30, 2022		116,725,000
Common stock subject to possible redemption
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds		115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)
Common stock issuance costs		(6,923,767)
Plus:
Accretion of carrying value to redemption value	244,634	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Common stock subject to possible redemption, September 30, 2022	$ 116,969,634	$ 116,725,000